FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Reserve [Abstract]
Schedule of movement in policyholders’ account balances
The following tables summarize the movements of future policy benefits, policy and contract claims, and policyholders’ account balances for the years ended December 31, 2022 and December 31, 2021 by its major components:

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of year	$—	$8,497	$—	$8,497	$169	$8,328
Changes during the year
Acquisition from business combination	3,533	1,754	46	5,333	90	5,243
New business	10	1,906	—	1,916	—	1,916
Normal changes	38	(784)	1	(745)	(48)	(697)
Management actions and changes in assumptions	—	974	—	974	—	974
	3,581	3,850	47	7,478	42	7,436
Impact of foreign exchange[1]	—	(204)	—	(204)	(9)	(195)
Balance at end of year	$3,581	$12,143	$47	$15,771	$202	$15,569

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Life	Annuities	Health	Gross reserves	Reinsurance assets	Net
Beginning of year	$—	$1,339	$—	$1,339	$190	$1,149
Changes during the year
New business	—	7,180	—	7,180	—	7,180
Normal changes	—	(310)	—	(310)	(20)	(290)
Management actions and changes in assumptions	—	282	—	282	(2)	284
	—	7,152	—	7,152	(22)	7,174
Impact of foreign exchange[1]	—	6	—	6	1	5
Balance at end of year	$—	$8,497	$—	$8,497	$169	$8,328
1.Foreign currency translation reported as a separate component of other comprehensive income.
The following table summarizes the movement of policyholders' account balances:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Beginning of year	$—	$—
Changes during the year
Acquisition from business combination	13,880	—
Policyholders' account deposits	1,407	—
Interest credited to policyholders' account balances	156	—
Policyholders' account withdrawals	(921)	—
Charges to policyholders' account balances	(212)	—
Balance at end of year	$14,310	$—